Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Average Annual Return, Percent	[1]	5.51%	0.53%	2.09%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Average Annual Return, Percent		5.47%	0.48%	2.12%
Columbia Minnesota Tax-Exempt Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		5.47%	0.49%	2.12%
Columbia Minnesota Tax-Exempt Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Average Annual Return, Percent		3.42%	(0.49%)	1.12%
Columbia Minnesota Tax-Exempt Fund - Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Class
Average Annual Return, Percent		5.47%	0.50%	2.13%
Columbia Minnesota Tax-Exempt Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent		2.04%	(0.34%)	1.57%
Without Sales Load [Member] | Columbia Minnesota Tax-Exempt Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charges)
Average Annual Return, Percent		4.42%	(0.49%)	1.12%
Without Sales Load [Member] | Columbia Minnesota Tax-Exempt Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent		5.20%	0.26%	1.88%
Bloomberg Minnesota Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Minnesota Municipal Bond Index
Average Annual Return, Percent		3.19%	0.93%	2.06%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		3.74%	1.18%	2.47%

[1]	The returns shown for periods prior to March 1, 2017 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.